Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2021
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
CIK	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 27, 2022
Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2022
Prospectus Date	rr_ProspectusDate	Aug. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A